PLANT, PROPERTY AND EQUIPMENT (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost	$ 117,171	$ 110,569
Accumulated Depreciation	36,602	34,629
Net Book Value	80,569	75,940
TGNH Pipelines
Property, Plant and Equipment [Line Items]
Sales-type lease, net investment in lease, before allowance for credit loss	407	2,319
Operating segments | Canadian Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	48,122	45,654
Accumulated Depreciation	23,374	22,286
Net Book Value	24,748	23,368
Operating segments | Canadian Natural Gas Pipelines | NGTL System
Property, Plant and Equipment [Line Items]
Cost	29,211	27,454
Accumulated Depreciation	10,034	9,278
Net Book Value	19,177	18,176
Operating segments | Canadian Natural Gas Pipelines | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	16,042	15,761
Accumulated Depreciation	11,658	11,384
Net Book Value	4,384	4,377
Operating segments | Canadian Natural Gas Pipelines | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	2,869	2,439
Accumulated Depreciation	1,682	1,624
Net Book Value	1,187	815
Operating segments | Canadian Natural Gas Pipelines | Property, plant and equipment excluding under construction | NGTL System
Property, Plant and Equipment [Line Items]
Cost	28,424	25,902
Accumulated Depreciation	10,034	9,278
Net Book Value	18,390	16,624
Operating segments | Canadian Natural Gas Pipelines | Property, plant and equipment excluding under construction | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	15,895	15,492
Accumulated Depreciation	11,658	11,384
Net Book Value	4,237	4,108
Operating segments | Canadian Natural Gas Pipelines | Pipeline | NGTL System
Property, Plant and Equipment [Line Items]
Cost	20,232	18,119
Accumulated Depreciation	6,855	6,285
Net Book Value	13,377	11,834
Operating segments | Canadian Natural Gas Pipelines | Pipeline | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	10,729	10,472
Accumulated Depreciation	7,996	7,852
Net Book Value	2,733	2,620
Operating segments | Canadian Natural Gas Pipelines | Compression | NGTL System
Property, Plant and Equipment [Line Items]
Cost	6,603	6,265
Accumulated Depreciation	2,349	2,224
Net Book Value	4,254	4,041
Operating segments | Canadian Natural Gas Pipelines | Compression | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	4,437	4,328
Accumulated Depreciation	3,354	3,247
Net Book Value	1,083	1,081
Operating segments | Canadian Natural Gas Pipelines | Metering and other | NGTL System
Property, Plant and Equipment [Line Items]
Cost	1,589	1,518
Accumulated Depreciation	830	769
Net Book Value	759	749
Operating segments | Canadian Natural Gas Pipelines | Metering and other | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	729	692
Accumulated Depreciation	308	285
Net Book Value	421	407
Operating segments | Canadian Natural Gas Pipelines | Under construction | NGTL System
Property, Plant and Equipment [Line Items]
Cost	787	1,552
Accumulated Depreciation	0	0
Net Book Value	787	1,552
Operating segments | Canadian Natural Gas Pipelines | Under construction | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	147	269
Accumulated Depreciation	0	0
Net Book Value	147	269
Operating segments | Canadian Natural Gas Pipelines | Under construction | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	23	455
Accumulated Depreciation	0	0
Net Book Value	23	455
Operating segments | Canadian Natural Gas Pipelines | Other | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	2,846	1,984
Accumulated Depreciation	1,682	1,624
Net Book Value	1,164	360
Operating segments | U.S. Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	42,787	41,289
Accumulated Depreciation	7,818	7,335
Net Book Value	34,969	33,954
Operating segments | U.S. Natural Gas Pipelines | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	11,606	11,098
Accumulated Depreciation	3,752	3,610
Net Book Value	7,854	7,488
Operating segments | U.S. Natural Gas Pipelines | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	23,107	22,346
Accumulated Depreciation	2,178	1,910
Net Book Value	20,929	20,436
Operating segments | U.S. Natural Gas Pipelines | ANR
Property, Plant and Equipment [Line Items]
Cost	8,074	7,845
Accumulated Depreciation	1,888	1,815
Net Book Value	6,186	6,030
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment excluding under construction | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	11,022	10,770
Accumulated Depreciation	3,752	3,610
Net Book Value	7,270	7,160
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment excluding under construction | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	22,336	21,687
Accumulated Depreciation	2,178	1,910
Net Book Value	20,158	19,777
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment excluding under construction | ANR
Property, Plant and Equipment [Line Items]
Cost	7,670	7,517
Accumulated Depreciation	1,888	1,815
Net Book Value	5,782	5,702
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	2,071	1,928
Accumulated Depreciation	800	760
Net Book Value	1,271	1,168
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	12,952	12,471
Accumulated Depreciation	1,247	1,069
Net Book Value	11,705	11,402
Operating segments | U.S. Natural Gas Pipelines | Pipeline | ANR
Property, Plant and Equipment [Line Items]
Cost	2,117	2,066
Accumulated Depreciation	657	641
Net Book Value	1,460	1,425
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Columbia Gulf
Property, Plant and Equipment [Line Items]
Cost	3,600	3,511
Accumulated Depreciation	256	224
Net Book Value	3,344	3,287
Operating segments | U.S. Natural Gas Pipelines | Pipeline | GTN
Property, Plant and Equipment [Line Items]
Cost	2,992	2,964
Accumulated Depreciation	1,295	1,239
Net Book Value	1,697	1,725
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Great Lakes
Property, Plant and Equipment [Line Items]
Cost	2,359	2,367
Accumulated Depreciation	1,401	1,387
Net Book Value	958	980
Operating segments | U.S. Natural Gas Pipelines | Compression | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	5,310	5,190
Accumulated Depreciation	559	495
Net Book Value	4,751	4,695
Operating segments | U.S. Natural Gas Pipelines | Compression | ANR
Property, Plant and Equipment [Line Items]
Cost	3,928	3,785
Accumulated Depreciation	773	734
Net Book Value	3,155	3,051
Operating segments | U.S. Natural Gas Pipelines | Metering and other | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	4,074	4,026
Accumulated Depreciation	372	346
Net Book Value	3,702	3,680
Operating segments | U.S. Natural Gas Pipelines | Metering and other | ANR
Property, Plant and Equipment [Line Items]
Cost	1,625	1,666
Accumulated Depreciation	458	440
Net Book Value	1,167	1,226
Operating segments | U.S. Natural Gas Pipelines | Under construction
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	0	0
Operating segments | U.S. Natural Gas Pipelines | Under construction | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	584	328
Accumulated Depreciation	0	0
Net Book Value	584	328
Operating segments | U.S. Natural Gas Pipelines | Under construction | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	771	659
Accumulated Depreciation	0	0
Net Book Value	771	659
Operating segments | U.S. Natural Gas Pipelines | Under construction | ANR
Property, Plant and Equipment [Line Items]
Cost	404	328
Net Book Value	404	328
Operating segments | Mexico Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	7,955	5,707
Accumulated Depreciation	589	520
Net Book Value	7,366	5,187
Operating segments | Mexico Natural Gas Pipelines | Property, plant and equipment excluding under construction
Property, Plant and Equipment [Line Items]
Cost	3,132	3,160
Accumulated Depreciation	589	520
Net Book Value	2,543	2,640
Operating segments | Mexico Natural Gas Pipelines | Pipeline
Property, Plant and Equipment [Line Items]
Cost	2,280	2,299
Accumulated Depreciation	387	348
Net Book Value	1,893	1,951
Operating segments | Mexico Natural Gas Pipelines | Compression
Property, Plant and Equipment [Line Items]
Cost	370	374
Accumulated Depreciation	79	59
Net Book Value	291	315
Operating segments | Mexico Natural Gas Pipelines | Metering and other
Property, Plant and Equipment [Line Items]
Cost	482	487
Accumulated Depreciation	123	113
Net Book Value	359	374
Operating segments | Mexico Natural Gas Pipelines | Under construction
Property, Plant and Equipment [Line Items]
Cost	4,823	2,547
Accumulated Depreciation	0	0
Net Book Value	4,823	2,547
Operating segments | Liquids Pipelines
Property, Plant and Equipment [Line Items]
Cost	14,580	14,859
Accumulated Depreciation	3,462	3,222
Net Book Value	11,118	11,637
Operating segments | Liquids Pipelines | Keystone Pipeline System
Property, Plant and Equipment [Line Items]
Cost	14,377	14,660
Accumulated Depreciation	3,437	3,203
Net Book Value	10,940	11,457
Operating segments | Liquids Pipelines | Intra-Alberta Pipelines
Property, Plant and Equipment [Line Items]
Cost	203	199
Accumulated Depreciation	25	19
Net Book Value	178	180
Operating segments | Liquids Pipelines | Property, plant and equipment excluding under construction | Keystone Pipeline System
Property, Plant and Equipment [Line Items]
Cost	14,323	14,564
Accumulated Depreciation	3,437	3,203
Net Book Value	10,886	11,361
Operating segments | Liquids Pipelines | Pipeline | Keystone Pipeline System
Property, Plant and Equipment [Line Items]
Cost	9,569	9,777
Accumulated Depreciation	2,212	2,056
Net Book Value	7,357	7,721
Operating segments | Liquids Pipelines | Pumping equipment | Keystone Pipeline System
Property, Plant and Equipment [Line Items]
Cost	1,096	1,064
Accumulated Depreciation	312	288
Net Book Value	784	776
Operating segments | Liquids Pipelines | Tanks and other | Keystone Pipeline System
Property, Plant and Equipment [Line Items]
Cost	3,658	3,723
Accumulated Depreciation	913	859
Net Book Value	2,745	2,864
Operating segments | Liquids Pipelines | Under construction | Keystone Pipeline System
Property, Plant and Equipment [Line Items]
Cost	54	96
Accumulated Depreciation	0	0
Net Book Value	54	96
Operating segments | Power and Energy Solutions
Property, Plant and Equipment [Line Items]
Cost	2,818	2,160
Accumulated Depreciation	912	880
Net Book Value	1,906	1,280
Operating segments | Power and Energy Solutions | Property, plant and equipment excluding under construction
Property, Plant and Equipment [Line Items]
Cost	2,665	2,080
Accumulated Depreciation	912	880
Net Book Value	1,753	1,200
Operating segments | Power and Energy Solutions | Natural Gas
Property, Plant and Equipment [Line Items]
Cost	1,239	1,260
Accumulated Depreciation	637	642
Net Book Value	602	618
Operating segments | Power and Energy Solutions | Natural Gas Storage and Other
Property, Plant and Equipment [Line Items]
Cost	845	820
Accumulated Depreciation	256	238
Net Book Value	589	582
Operating segments | Power and Energy Solutions | Renewable Power Generation
Property, Plant and Equipment [Line Items]
Cost	581	0
Accumulated Depreciation	19	0
Net Book Value	562	0
Operating segments | Power and Energy Solutions | Under construction
Property, Plant and Equipment [Line Items]
Cost	153	80
Accumulated Depreciation	0	0
Net Book Value	153	80
Corporate
Property, Plant and Equipment [Line Items]
Cost	909	900
Accumulated Depreciation	447	386
Net Book Value	$ 462	$ 514